READY ASSETS GOVERNMENT LIQUIDITY FUND

Supplement dated August 3, 2016 to the

Prospectus of the Fund, dated January 4, 2016

READY ASSETS U.S. TREASURY MONEY FUND

READY ASSETS U.S.A. GOVERNMENT MONEY FUND

Supplement dated August 3, 2016 to the

Prospectuses of the Funds, dated August 28, 2015

RETIREMENT SERIES TRUST

RETIREMENT RESERVES MONEY FUND

Supplement dated August 3, 2016 to the

Prospectus of the Fund, dated January 4, 2016

BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST

BLACKROCK SUMMIT CASH RESERVES FUND

Supplement dated August 3, 2016 to the

Prospectus of the Fund, dated January 4, 2016

BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Supplement dated August 3, 2016 to the

Prospectuses of the Funds, dated October 28, 2015

BLACKROCK NATURAL RESOURCES TRUST

Supplement dated August 3, 2016 to the

Prospectus of the Fund, dated November 27, 2015

Effective immediately, the section “For More Information—Fund and Service Providers—Custodian” is deleted and replaced with the following:

State Street Bank and Trust Company

1 Iron Street

Boston, Massachusetts 02210

Shareholders should retain this Supplement for future reference.

PRO-CUSTODY-0816SUP